Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues
E-commerce	$ 4,480	$ 1,640
Transaction verification services		325,627
Hosting		27,945
Total revenues	4,480	355,212
Cost of revenues
Power and mining expenses	(160)	(263,869)
Revaluation of digital currencies	704,946	8,665
Gross profit	709,266	100,008
Operating expenses (income):
General and administrative	1,564,851	1,309,014
Marketing	9,242	10,693
Impairment loss on fixed assets		236,585
Total operating expenses	1,574,093	1,556,292
Net loss from operations	(864,827)	(1,456,284)
Other (expenses) income:
Impairment loss related to investment		(2,250,000)
Fair value adjustments for warrant liabilities	(39,222,099)	(25,266,593)
Fair value adjustments for convertible notes	(16,849,071)	2,096,700
Fair value adjustments for derivative liability shortfall of shares		(14,915,419)
Interest expenses		(7,420)
Loss on issuance of Units		(250,000)
Gain on extinguishment of debt	15,918,867	837,369
Loss from lease termination	(100,696)
Liquidated damages	(693,000)	(3,102,750)
Other income	33,022	49,121
Total other expenses	(44,200,509)	(42,808,992)
Net loss	$ (45,065,336)	$ (44,265,276)
Net loss per share, basic and diluted
Basic and Diluted	$ (0.36)	$ (4.89)
Weighted average number of shares outstanding, basic and diluted
Basic and Diluted	123,548,858	9,058,785
Series C Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of Convertible Preferred stock	$ (2,809,497)
Series C-1 Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of Convertible Preferred stock	$ (478,035)